Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Accounting Policies [Abstract]
Allowance for doubtful accounts		$ 600,000				$ 600,000	$ 800,000
Loss/(Gain) on disposal of assets	$ 9,787,000		$ 2,169,000	$ 20,229,000	$ 6,936,000	22,528,670	21,267,985
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts	512,000	551,909		512,000		551,909	845,681
Goodwill	9,425,000	9,424,999	10,602,000	9,425,000	10,602,000	9,424,999	10,602,147
Goodwill impairment expense						1,177,148	0
Property and equipment impairment expense				0	0	6,305,426	36,609,332
Advertising expense						400,000	900,000
Amortization of deferred debt issuance costs				3,240,000	1,468,000	$ 2,090,874	1,351,202
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives						P1Y
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives						P5Y
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives						P2Y
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives						P20Y
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives						P5Y
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives						P20Y
Permain drilling unit
Property, Plant and Equipment [Line Items]
Property and equipment impairment expense		6,300,000				$ 6,300,000	28,600,000
All Other
Accounting Policies [Abstract]
Loss/(Gain) on disposal of assets	106,000		(528,000)	(162,000)	(532,000)
Property, Plant and Equipment [Line Items]
Goodwill	0	0	1,177,000	0	1,177,000	0	1,177,148
Goodwill impairment expense						1,177,148
Property and equipment impairment expense						6,305,426	28,629,426
Pressure Pumping
Accounting Policies [Abstract]
Loss/(Gain) on disposal of assets	9,681,000		2,697,000	20,391,000	7,468,000
Property, Plant and Equipment [Line Items]
Goodwill	$ 9,425,000	9,424,999	$ 9,425,000	$ 9,425,000	$ 9,425,000	9,424,999	9,424,999
Goodwill impairment expense						0
Property and equipment impairment expense						0	7,979,906
Blackrock Drilling, Inc
Property, Plant and Equipment [Line Items]
Consideration transferred								$ 1,800,000
Property, plant, and equipment								600,000
Goodwill								$ 1,200,000
Goodwill impairment expense						1,200,000	0
Blackrock Drilling, Inc | All Other
Property, Plant and Equipment [Line Items]
Goodwill impairment expense						1,200,000
Stimulation Services, LLC
Property, Plant and Equipment [Line Items]
Consideration transferred									$ 24,400,000
Property, plant, and equipment									15,000,000
Goodwill									$ 9,400,000
Goodwill impairment expense						0	$ 0
Stimulation Services, LLC | Pressure Pumping
Property, Plant and Equipment [Line Items]
Goodwill		$ 9,400,000				$ 9,400,000